NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES	12 Months Ended
Dec. 27, 2014
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES [Abstract]
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES
D.	NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES

The net gain on disposition and impairment of assets totaled $3.4 million in 2014.  Included within the $3.4 million net gain was a gain on the sale of certain real estate totaling $2.7 million completed by a 50% owned subsidiary of the Company.  During 2014, we also recognized a net gain on the sale of other properties and equipment totaling $1.9 million. These gains were offset by a $1.2 million impairment loss recorded to reduce the value of one of our vacant properties.

The 2012 net gain on disposition of assets and impairment charges totaled $6.7 million.  During 2012, we sold certain real estate in Fontana, CA, for approximately $12.1 million and recognized a pre-tax gain of approximately $7.2 million, which was included in the Western Division segment.